SHORT-TERM INVESTMENTS (Narrative) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Short Term Investments [Abstract]
Short-term investments	$ 16,000,000
Accrued interest	$ 73,639